Convertible Debt (Details Narrative) (USD $)	0 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 11, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Mar. 01, 2013	Jan. 31, 2013	Jul. 27, 2012 Petrosonic Albania Sha [Member]	Jun. 06, 2012 President [Member]	Sep. 30, 2012 President [Member]	Jun. 11, 2012 President [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Debt instrument, convertible, conversion price		$ 0.25		$ 0.25							$ 0.1875	$ 0.25
Beneficial conversion feature				$ 213,956
Convertible debt principal amount		165,000		165,000	165,000
Proceeds from issuance of convertible notes payable	500,000			500,000				200,000	500,000
Debt instrument, interest rate, stated percentage						5.00%		10.00%
Convertible notes payable		250,000		250,000			250,000
Convertible debt, fair value disclosures										200,000
Amortization of debt discounts		19,608
Amortization on beneficial conversion feature discounts		10,721
Amortization of acquisition costs		8,887
Percentage change in fair value of conversion options			10.00%
Loss on extinguishment of debt			28,083
Debt instrument convertible in to common stock			707,405
Debt instrument principal amount			176,852
Debt instrument convertible interest amount			$ 11,852